Mar. 30, 2022
Principal Exchange-Traded Funds
Principal Exchange-Traded Funds Supplement dated March 30, 2022 to the Prospectus dated November 1, 2021 (as previously supplemented)
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF
PRINCIPAL HEALTHCARE INNOVATORS ETF
FUND SUMMARY FOR PRINCIPAL HEALTHCARE INNOVATORS ETF
The Principal Healthcare Innovators ETF is currently considered passively managed because it seeks performance results that closely correspond, before expenses, to those of an underlying index. Additionally, the Fund is subject to a fundamental investment restriction relating to industry concentration that is tied to its underlying index. At its December 2021 meeting, the Fund's Board approved a proposal for the Fund to become actively managed. As a result, the Board also approved amending the fundamental investment restriction relating to industry concentration and recommended that the Fund's shareholders vote in favor of the change at a shareholder meeting to be held May 24, 2022.
Subject to such shareholder approval, as well as to Securities and Exchange Commission Staff comments that the Fund may receive with respect to related amendments to the Fund's registration statement, the Fund expects that the following changes will be effective on or about July 15, 2022, when the Fund expects to begin transitioning to active management:
Delete the Objective and replace with the following:
Objective:     The Fund seeks long-term growth of capital.
Add the following at the end of the Portfolio Turnover section:
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Delete the Principal Investment Strategies and replace with the following:
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the healthcare sector. For this fund, healthcare companies are those classified as Health Care according to Global Industry Classification Standard. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities (emphasizing growth stock) of small and medium capitalization in the Russell 2000 Healthcare Index, while seeking to exclude the least liquid securities. The Fund invests significantly in early-stage companies within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. Examples include companies developing products and services and companies in the pre-marketing stage seeking regulatory approvals.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the healthcare sector.
Under Principal Risks, delete the Index Fund Risk and Industry Concentration Risk, and replace with the following in alphabetical order:
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Healthcare Sector Risk. The Fund invests 25% or more of its assets in one or more industries within the healthcare sector. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care equipment and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Under Performance, add the following before the Total Returns as of December 31 bar chart and as a footnote to the Average Annual Total Returns table:
Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Under Performance, add the following row to the Average Annual Total Returns table (table heading is included here for clarity):

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
Russell 2000 Healthcare Index (reflects no deductions for fees, expenses, or taxes)	45.30%	21.50%
Under Performance, add the following at the end of the section:
Effective July 15, 2022, the Fund changed its primary broad-based index to the Russell 2000 Healthcare Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Health Care Innovators Index.

Objective:
The Fund seeks long-term growth of capital.
Portfolio Turnover
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the healthcare sector. For this fund, healthcare companies are those classified as Health Care according to Global Industry Classification Standard. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities (emphasizing growth stock) of small and medium capitalization in the Russell 2000 Healthcare Index, while seeking to exclude the least liquid securities. The Fund invests significantly in early-stage companies within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. Examples include companies developing products and services and companies in the pre-marketing stage seeking regulatory approvals.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the healthcare sector.

Principal Risks
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Healthcare Sector Risk. The Fund invests 25% or more of its assets in one or more industries within the healthcare sector. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care equipment and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

Performance
Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
Russell 2000 Healthcare Index (reflects no deductions for fees, expenses, or taxes)	45.30%	21.50%

Principal Exchange-Traded Funds | Principal Millennials ETF
PRINCIPAL MILLENNIALS ETF
FUND SUMMARY FOR PRINCIPAL MILLENNIALS ETF
On or about July 15, 2022, the Principal Millennials ETF will change its name to the Principal Millennial Global Growth ETF. On that date, delete all references in this prospectus to the Principal Millennials ETF, and replace with Principal Millennial Global Growth ETF.
The Principal Millennials ETF (to be known as the Principal Millennial Global Growth ETF) is currently considered passively managed because it seeks performance results that closely correspond, before expenses, to those of an underlying index. Additionally, the Fund is subject to a fundamental investment restriction relating to industry concentration that is tied to its underlying index. At its December 2021 meeting, the Fund's Board approved a proposal for the Fund to become actively managed. As a result, the Board also approved amending the fundamental investment restriction relating to industry concentration and recommended that the Fund's shareholders vote in favor of the change at a shareholder meeting to be held May 24, 2022.
Subject to such shareholder approval, as well as to Securities and Exchange Commission Staff comments that the Fund may receive with respect to related amendments to the Fund's registration statement, the Fund expects that the following changes will be effective on or about July 15, 2022, when the Fund expects to begin transitioning to active management:
Delete the Objective and replace with the following:
Objective:     The Fund seeks long-term growth of capital.
Add the following at the end of the Portfolio Turnover section:
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Delete the Principal Investment Strategies and replace with the following:
Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in equity securities, focusing on growth equity securities. Growth strategies emphasize buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. In particular, the Fund seeks to invest in securities of companies that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities of companies in the MSCI ACWI Index with medium or high Millennial exposure, based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. For example, a security of a company with high exposure means that PGI has determined that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Market segments with the greatest Millennial exposure are likely to include, without limitation, consumer goods (including fashion and apparel), social media and e-commerce, and digital media and technology. Under normal circumstances, the Fund invests at least 40% of its net assets in foreign and emerging market securities. The Fund invests in equity securities of different market capitalizations (small, medium, or large) and also uses value style strategies as part of the model.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the consumer discretionary sector and one or more industries within the communication services sector.
Under Principal Risks, delete the Index Fund Risk, and replace with the following in alphabetical order:
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Under Performance, add the following before the Total Returns as of December 31 bar chart, and as a footnote to the Average Annual Total Returns table:
Prior to July 15, 2022, the Fund was known as the Principal Millennials ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Under Performance, add the following row to the Average Annual Total Returns table (table heading is included here for clarity):

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, no deductions for fees, expenses, or taxes)	16.80%	13.30%
Under Performance, add the following at the end of the section:
Effective July 15, 2022, the Fund changed its primary broad-based index to the MSCI ACWI Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq Global Millennial Opportunity Index.

Objective:
The Fund seeks long-term growth of capital.
Portfolio Turnover
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in equity securities, focusing on growth equity securities. Growth strategies emphasize buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. In particular, the Fund seeks to invest in securities of companies that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities of companies in the MSCI ACWI Index with medium or high Millennial exposure, based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. For example, a security of a company with high exposure means that PGI has determined that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Market segments with the greatest Millennial exposure are likely to include, without limitation, consumer goods (including fashion and apparel), social media and e-commerce, and digital media and technology. Under normal circumstances, the Fund invests at least 40% of its net assets in foreign and emerging market securities. The Fund invests in equity securities of different market capitalizations (small, medium, or large) and also uses value style strategies as part of the model.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the consumer discretionary sector and one or more industries within the communication services sector.
Principal Risks
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Performance
Prior to July 15, 2022, the Fund was known as the Principal Millennials ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, no deductions for fees, expenses, or taxes)	16.80%	13.30%

Principal Exchange-Traded Funds | Principal Quality ETF
PRINCIPAL QUALITY ETF
FUND SUMMARY FOR PRINCIPAL QUALITY ETF
The Principal Quality ETF is currently considered passively managed because it seeks performance results that closely correspond, before expenses, to those of an underlying index. Additionally, the Fund is subject to a fundamental investment restriction relating to industry concentration that is tied to its underlying index. At its December 2021 meeting, the Fund's Board approved a proposal for the Fund to become actively managed. As a result, the Board also approved amending the fundamental investment restriction relating to industry concentration and recommended that the Fund's shareholders vote in favor of the change at a shareholder meeting to be held May 24, 2022.
Subject to such shareholder approval, as well as to Securities and Exchange Commission Staff comments that the Fund may receive with respect to related amendments to the Fund's registration statement, the Fund expects that the following changes will be effective on or about June 17, 2022, when the Fund expects to begin transitioning to active management:
Delete the Objective and replace with the following:
Objective:     The Fund seeks long-term growth of capital.
Add the following at the end of the Portfolio Turnover section:
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Delete the Principal Investment Strategies and replace with the following:
Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them. The model ranks and weights eligible securities based upon factors such as earnings per share ("EPS") growth, operating margin, operating margin growth, return volatility, sales growth, return on equity, and earning quality. The Fund invests in equity securities of different market capitalizations (medium or large) and styles (growth or value).
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the healthcare sector as of June 30, 2021.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.
Under Principal Risks, delete the Index Fund Risk and Industry Concentration Risk, and replace with the following in alphabetical order:
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Under Performance, add the following before the Total Returns as of December 31 bar chart, and as a footnote to the Average Annual Total Returns table:
Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Under Performance, add the following row to the Average Annual Total Returns table (table heading is included here for clarity):

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	15.80%
Under Performance, add the following at the end of the section:
Effective June 17, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Price Setters Index.

Objective:
The Fund seeks long-term growth of capital.
Portfolio Turnover
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them. The model ranks and weights eligible securities based upon factors such as earnings per share ("EPS") growth, operating margin, operating margin growth, return volatility, sales growth, return on equity, and earning quality. The Fund invests in equity securities of different market capitalizations (medium or large) and styles (growth or value).
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the healthcare sector as of June 30, 2021.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Performance
Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	15.80%

Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF
PRINCIPAL U.S. MEGA-CAP ETF
FUND SUMMARY FOR PRINCIPAL U.S. MEGA-CAP ETF
The Principal U.S. Mega-Cap ETF is currently considered passively managed because it seeks performance results that closely correspond, before expenses, to those of an underlying index. Additionally, the Fund is subject to a fundamental investment restriction relating to industry concentration that is tied to its underlying index. At its December 2021 meeting, the Fund's Board approved a proposal for the Fund to become actively managed. As a result, the Board also approved amending the fundamental investment restriction relating to industry concentration and recommended that the Fund's shareholders vote in favor of the change at a shareholder meeting to be held May 24, 2022.
Subject to such shareholder approval, as well as to Securities and Exchange Commission Staff comments that the Fund may receive with respect to related amendments to the Fund's registration statement, the Fund expects that the following changes will be effective on or about June 10, 2022, when the Fund expects to begin transitioning to active management:
Delete the Objective and replace with the following:
Objective:     The Fund seeks long-term growth of capital.
Add the following at the end of the Portfolio Turnover section:
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Delete the Principal Investment Strategies and replace with the following:
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. As of December 31, 2021, the market capitalization range of the companies in the S&P 500 Index was between approximately $8 billion to $1.69 trillion.
For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model. The model is designed to identify equity securities of companies in the S&P 500 Index that have the largest market capitalizations, while typically applying higher weight to securities that PGI determines are less volatile. The Fund invests in equity securities of different styles (growth or value).
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the information technology sector as of June 30, 2021.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.
Under Principal Risks, delete the Index Fund Risk and Industry Concentration Risk, and replace with the following in alphabetical order:
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Under Performance, add the following before the Total Returns as of December 31 bar chart, and as a footnote to the Average Annual Total Returns table:
Prior to June 10, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Under Performance, add the following row to the Average Annual Total Returns table (table heading is included here for clarity):

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	14.90%
Under Performance, add the following at the end of the section:
Effective June 10, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Mega Cap Select Leaders Index.

Objective:
The Fund seeks long-term growth of capital
Portfolio Turnover
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. As of December 31, 2021, the market capitalization range of the companies in the S&P 500 Index was between approximately $8 billion to $1.69 trillion.
For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model. The model is designed to identify equity securities of companies in the S&P 500 Index that have the largest market capitalizations, while typically applying higher weight to securities that PGI determines are less volatile. The Fund invests in equity securities of different styles (growth or value).
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the information technology sector as of June 30, 2021.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Performance
Prior to June 10, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	14.90%

Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF
PRINCIPAL U.S. SMALL-CAP MULTI-FACTOR ETF
FUND SUMMARY FOR PRINCIPAL U.S. SMALL-CAP MULTI-FACTOR ETF
The Principal U.S. Small-Cap Multi-Factor ETF is currently considered passively managed because it seeks performance results that closely correspond, before expenses, to those of an underlying index. Additionally, the Fund is subject to a fundamental investment restriction relating to industry concentration that is tied to its underlying index. At its December 2021 meeting, the Fund's Board approved a proposal for the Fund to become actively managed. As a result, the Board also approved amending the fundamental investment restriction relating to industry concentration and recommended that the Fund's shareholders vote in favor of the change at a shareholder meeting to be held May 24, 2022.
Subject to such shareholder approval, as well as to Securities and Exchange Commission Staff comments that the Fund may receive with respect to related amendments to the Fund's registration statement, the Fund expects that the following changes will be effective on or about July 8, 2022, when the Fund expects to begin transitioning to active management:
Delete the Objective and replace with the following:
Objective:     The Fund seeks long-term growth of capital.
Add the following at the end of the Portfolio Turnover section:
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Delete the Principal Investment Strategies and replace with the following:
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index. As of December 31, 2021, the market capitalization range of the companies comprising the Russell 2000 Index was between approximately $31 million to $14 billion.
For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify and rank equity securities (including growth and value stock) of small-capitalization companies in the Russell 2000 Index that correspond to factor categories such as the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
In weighting securities, the model seeks to assign greater weight to securities that PGI determines are more liquid and less volatile.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
Under Principal Risks, delete the Index Fund Risk and Industry Concentration Risk, and replace with the following in alphabetical order:
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Under Performance, add the following before the Total Returns as of December 31 bar chart, and as a footnote to the Average Annual Total Returns table:
Prior to July 8, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Under Performance, add the following row to the Average Annual Total Returns table (table heading is included here for clarity):

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	20.00%	13.30%
Under Performance, add the following at the end of the section:
Effective July 8, 2022, the Fund changed its primary broad-based index to the Russel 2000 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US SmallCap Select Leaders Index.

Objective:
The Fund seeks long-term growth of capital.
Portfolio Turnover
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index. As of December 31, 2021, the market capitalization range of the companies comprising the Russell 2000 Index was between approximately $31 million to $14 billion.
For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify and rank equity securities (including growth and value stock) of small-capitalization companies in the Russell 2000 Index that correspond to factor categories such as the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
In weighting securities, the model seeks to assign greater weight to securities that PGI determines are more liquid and less volatile.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.

Principal Risks
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Performance
Prior to July 8, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	20.00%	13.30%

Principal Exchange-Traded Funds | Principal Value ETF
PRINCIPAL VALUE ETF
FUND SUMMARY FOR PRINCIPAL VALUE ETF
The Principal Value ETF is currently considered passively managed because it seeks performance results that closely correspond, before expenses, to those of an underlying index. Additionally, the Fund is subject to a fundamental investment restriction relating to industry concentration that is tied to its underlying index. At its December 2021 meeting, the Fund's Board approved a proposal for the Fund to become actively managed. As a result, the Board also approved amending the fundamental investment restriction relating to industry concentration and recommended that the Fund's shareholders vote in favor of the change at a shareholder meeting to be held May 24, 2022.
Subject to such shareholder approval, as well as to Securities and Exchange Commission Staff comments that the Fund may receive with respect to related amendments to the Fund's registration statement, the Fund expects that the following changes will be effective on or about June 17, 2022, when the Fund expects to begin transitioning to active management:
Delete the Objective and replace with the following:
Objective:     The Fund seeks long-term growth of capital.
Add the following at the end of the Portfolio Turnover section:
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Delete the Principal Investment Strategies and replace with the following:
Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield, in an effort to produce a value-based portfolio with a higher quality focus than is customary in traditional value approaches.
The model includes securities that have paid a regular dividend in the prior year. The model ranks and weights securities based upon factors such as dividend yield, buyback yield, dividend payout per share, free cash flow, price, Sharpe ratio, EBITDA, debt, dividend yield historical valuation, and dividend growth.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the financial services sector (i.e., banking, insurance and commercial finance industries) as of June 30, 2021.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.
Under Principal Risks, delete the Index Fund Risk and Industry Concentration Risk, and replace with the following:
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Under Performance, add the following before the Total Returns as of December 31 bar chart, and as a footnote to the Average Annual Total Returns table:
Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
Under Performance, add the following row to the Average Annual Total Returns table (table heading is included here for clarity):

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	15.80%
Under Performance, add the following at the end of the section:
Effective June 17, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Shareholder Yield Index.

Objective:
The Fund seeks long-term growth of capital.
Portfolio Turnover
The Fund's transition to active management may cause it to experience an abnormally high level of portfolio turnover during the period of the transition.
Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield, in an effort to produce a value-based portfolio with a higher quality focus than is customary in traditional value approaches.
The model includes securities that have paid a regular dividend in the prior year. The model ranks and weights securities based upon factors such as dividend yield, buyback yield, dividend payout per share, free cash flow, price, Sharpe ratio, EBITDA, debt, dividend yield historical valuation, and dividend growth.
The Fund’s holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the financial services sector (i.e., banking, insurance and commercial finance industries) as of June 30, 2021.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Performance
Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2020
	1 Year	Life of Fund
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	15.80%